Goodwill and intangible assets - Impairment testing (Details) - USD ($) $ in Millions	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2021	Oct. 01, 2021
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 21,321		$ 20,622
Europe | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying amount		$ 15,215		$ 18,780
Value in use		46,596		29,799
Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 4,156		$ 5,033
Goodwill | Europe | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets		$ 2,643		$ 3,556
Discount rate		9.90%		9.20%
Growth rate beyond initial cash flow		2.00%		1.80%
Goodwill | Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets		$ 1,464		$ 2,108